Deferred Policy Acquisition Costs and Present Value of Future Profits (Details Textual) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 JPY (¥)
Deferred Policy Acquisition Costs and Present Value of Future Profits [Abstract]
Estimated future net amortization expense of present value of future profits in 2013	$ 22
Estimated future net amortization expense of present value of future profits in 2014	6
Estimated future net amortization expense of present value of future profits in 2015	6
Estimated future net amortization expense of present value of future profits in 2016	6
Estimated future net amortization expense of present value of future profits in 2017		¥ 5